Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts (in thousands)

	Balance at Beginning of Period	Additions Charged To Expense	Additions Charged Against Revenue	Deductions	Balance at End of Period
Allowance for doubtful accounts and returns:
Year ended December 31, 2013	$900	$(22)	$2,315	$(2,383)	$810
Year ended December 31, 2012	$358	$98	$1,330	$(886)	$900
Year ended December 31, 2011	$272	$136	$491	$(540)	$358
Year ended December 31, 2010	$213	$130	$111	$(182)	$272

	Balance at Beginning of Period	Additions Charged To Costs and Expenses (1)	Deductions	Balance at End of Period
Deferred tax asset valuation allowance:
Year ended December 31, 2013	$24,231	$10,191	$—	$34,422
Year ended December 31, 2012	$18,510	$5,721	$—	$24,231
Year ended December 31, 2011	$13,506	$5,004	$—	$18,510
Year ended December 31, 2010	$11,960	$1,546	$—	$13,506

(1)	Increase in valuation allowance is related to the generation of net operating losses and other deferred tax assets.